Payments, by Project - 12 months ended Dec. 31, 2023 - USD ($) $ in Thousands	Taxes	Royalties	Fees	Total Payments
Total	$ 347,987	$ 172,489	$ 151,205	$ 671,681
New Mexico [Member]
Total		167,567	3,538	171,105
Oklahoma [Member]
Total		4,921	147,017	151,938
Pennsylvania [Member]
Total			636	636
Wyoming [Member]
Total		$ 1	$ 14	15
United States (Corporate) [Member]
Total	$ 347,987			$ 347,987